Supplement to the Prospectus
dated November 20, 2015

The PENN Capital High Yield Fund has changed its name to the:

PENN Capital Opportunistic High Yield Fund

All references in the Prospectus are hereby changed accordingly.

© 2016 PENN Capital Funds Trust. All rights reserved.
Foreside Fund Services, LLC

Supplement to the Statement of Additional Information
dated November 20, 2015

The PENN Capital High Yield Fund has changed its name to the:

PENN Capital Opportunistic High Yield Fund

All references in the Statement of Additional Information are hereby changed accordingly.

© 2016 PENN Capital Funds Trust. All rights reserved.
Foreside Fund Services, LLC